LONG-TERM DEBT (Details) - USD ($)			1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 08, 2017	Dec. 19, 2016	Jul. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 24, 2020	Jan. 24, 2019	Jan. 09, 2017
Debt Instrument [Line Items]
Current portion of long-term debt					$ 126,800,000			$ 0	$ 126,800,000
Long-term debt, less current portion					2,553,400,000			2,510,300,000	2,553,400,000
Long-term debt, carrying value					2,680,200,000			2,510,300,000	2,680,200,000
Long-term debt, principal amount								2,520,300,000
Proceeds from borrowings								0	500,000,000	$ 220,000,000
Borrowing capacity under the revolving credit facility								1,500,000,000.0
Revolving credit facility, amount drawn								0
Letters of credit outstanding								$ 7,300,000
Line of Credit Facility, Covenant, Ratio of Indebtedness to Net Capital								60.00%
(Gain) loss on extinguishment of debt								$ (1,700,000)	31,200,000	1,500,000
Debt Instrument, Consolidated Debt to Total Capitalization Ratio								32.00%
RCI [Member]
Debt Instrument [Line Items]
Subsidiary ownership percentage by parent		100.00%
Senior Notes [Member]
Debt Instrument [Line Items]
Cash payment to retire long-term debt				$ 32,800,000	490,500,000
Aggregate principal amount extinguished				34,600,000	463,900,000
(Gain) loss on extinguishment of debt					33,600,000
Debt instrument, face amount of tender offer					750,000,000				750,000,000
Debt Extinguishment Costs					5,900,000
Debt extinguishment costs, expensed					5,300,000
Redemption amount as percentage of principal								100.00%
Senior Notes [Member] | 5% Senior Notes, due September 2017 [Member]
Debt Instrument [Line Items]
Long-term debt, carrying value					92,000,000			$ 0	92,000,000
Effective interest rate								5.20%
Long-term debt, principal amount					92,200,000			$ 0	92,200,000				$ 92,100,000
Stated interest rate								5.00%
Cash payment to retire long-term debt	$ 94,000,000
Aggregate principal amount extinguished				100,000	265,500,000
Senior Notes [Member] | 7.875 % Senior Notes, due August 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, carrying value					208,900,000			$ 200,900,000	208,900,000
Effective interest rate								8.00%
Long-term debt, principal amount					209,800,000			$ 201,400,000	209,800,000
Stated interest rate								7.875%
Cash payment to retire long-term debt			$ 7,000,000
Aggregate principal amount extinguished			6,500,000	900,000	186,700,000
(Gain) loss on extinguishment of debt			$ (500,000)
Senior Notes [Member] | 4.875% Senior Notes, due June 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, carrying value					695,400,000			$ 624,600,000	695,400,000
Effective interest rate								4.70%
Long-term debt, principal amount					690,200,000			$ 620,800,000	690,200,000
Stated interest rate								4.875%
Cash payment to retire long-term debt						$ 33,500,000
Aggregate principal amount extinguished				$ 33,600,000	9,800,000	35,800,000
(Gain) loss on extinguishment of debt						$ (2,400,000)
Senior Notes [Member] | 4.75% Senior Notes, due January 2024 [Member]
Debt Instrument [Line Items]
Long-term debt, carrying value					395,600,000			$ 395,900,000	395,600,000
Effective interest rate								4.80%
Long-term debt, principal amount					398,100,000			$ 398,100,000	398,100,000
Stated interest rate								4.75%
Aggregate principal amount extinguished					1,900,000
Senior Notes [Member] | 7.375% Senior Notes, due June 2025 [Member]
Debt Instrument [Line Items]
Long-term debt, carrying value					497,200,000			$ 497,500,000	497,200,000
Effective interest rate								7.40%
Long-term debt, principal amount		$ 500,000,000			500,000,000			$ 500,000,000	500,000,000
Stated interest rate								7.375%
Issue amount as percentage of principal		100.00%
Proceeds from borrowings		$ 492,000,000
Redemption amount as percentage of principal								101.00%
Senior Notes [Member] | 5.4% Senior Notes due December 2042 [Member]
Debt Instrument [Line Items]
Long-term debt, carrying value					394,900,000			$ 395,100,000	394,900,000
Effective interest rate								5.40%
Long-term debt, principal amount					400,000,000			$ 400,000,000	400,000,000
Stated interest rate								5.40%
Senior Notes [Member] | 5.85% Senior Notes, due January 2044 [Member]
Debt Instrument [Line Items]
Long-term debt, carrying value					396,200,000			$ 396,300,000	396,200,000
Effective interest rate								5.90%
Long-term debt, principal amount					$ 400,000,000			$ 400,000,000	$ 400,000,000
Stated interest rate								5.85%
Senior Notes [Member] | 5% Notes due 2017 and 7.875% Notes due 2019 [Member]
Debt Instrument [Line Items]
Cash payment to retire long-term debt							$ 45,200,000			101,100,000
Aggregate principal amount extinguished							47,900,000			97,900,000
(Gain) loss on extinguishment of debt							$ (2,400,000)			$ 1,500,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letters of credit outstanding								$ 5,000,000
Line of Credit Facility, Remaining Borrowing Capacity								$ 1,495,000,000
Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility, commitment fee percentage								0.125%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility, basis spread on variable rate								1.125%
Minimum [Member] | Base Rate [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility, basis spread on variable rate								0.125%
Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility, commitment fee percentage								0.35%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility, basis spread on variable rate								2.00%
Maximum [Member] | Base Rate [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility, basis spread on variable rate								1.00%
Scenario, Forecast [Member]
Debt Instrument [Line Items]
Borrowing capacity under the revolving credit facility											$ 1,290,000,000.00	$ 1,440,000,000.00